Employee benefits (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	$ (370)
Other assets used by entity included in fair value of plan assets	(1,172)
Net expenses	(1,542)	$ (1,228)	$ (2,098)
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(48)
Other assets used by entity included in fair value of plan assets	(442)
Net expenses	(490)	(457)	(469)
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(9)
Other assets used by entity included in fair value of plan assets	(160)
Net expenses	(169)	(129)	(178)
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(14)
Other assets used by entity included in fair value of plan assets	(16)
Net expenses	(30)	(33)	(72)
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(299)
Other assets used by entity included in fair value of plan assets	(554)
Net expenses	$ (853)	$ (609)	(1,388)
Other plans [member]
IfrsStatementLineItems [Line Items]
Net expenses			$ 9